Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.2 - Schedule 12(a)

Loan Level Exception - Disposition (Loan Grades)

AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P
XXXXXX	100000448	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 19.78380% exceeds AUS total debt ratio of 15.45000%. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The lender utilized income for the borrower not documented in the loan file. Additionally, the subject property is a manufactured home and the security instrument contained a condo rider and not a manufactured housing rider. The lender utilized income not documented in the loan file and the DTI exceeds the DTI on the AUS The hazard insurance policy is insufficient to cover the loan amount but states there is extended coverage. Evidence of the extended coverage is missing from the loan file and it's not possible to determine if the insurance coverage would have been sufficient.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: A GFE with the final loan amount was not located in the loan file. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: The GFE with the final loan amount and correct payment was not provided. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Evidence the borrower received the HUD Settlement Cost Booklet was missing from the loan file.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C
XXXXXX	100000449	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2014 Interest Rate Available Through Date is blank for GFE dated 02/XX/2014.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: The Loan Originator is not found in NMLS.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: Only received initial GFE.	SELLER - GENERAL COMMENT (2021-03-16): Agree: Issue not reviewed by Borrower: XXXXXXXXXXX . Loan originated more than three years ago; therefore, no impact to investor as the statutory three-year rescission period provided under TILA is expired without recourse.
SELLER - GENERAL COMMENT (2021-03-16): Agree: Issue not reviewed by Borrower: XXXXXXXXXXX .  Loan originated more than three years ago; therefore, no impact to investor as the statutory three-year rescission period provided under TILA is expired without recourse.
REVIEWER - GENERAL COMMENT (2021-03-16): Comment sent to buyer
REVIEWER - GENERAL COMMENT (2021-03-16): Agree: Issue not reviewed by Borrower: XXXXXXXXXXX .  Loan originated more than three years ago; therefore, no impact to investor as the statutory three-year rescission period provided under TILA is expired without recourse.
REVIEWER - GENERAL COMMENT (2021-03-16): Rate lock entered on initial review, however, file is missing the GFE that shows rate has been locked
SELLER - GENERAL COMMENT (2021-03-16): Disagree: File document indicates that the Rate was locked on 3/XX/2014, and prior to closing date of 4/X/2014. See attached Rate lock.
SELLER - GENERAL COMMENT (2021-03-16): Disagree: XXXXXX is a national bank. Per the Wells Fargo Legal Department, the late fee restrictions of North Carolina are preempted by Section 85 of the National Bank Act.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000450	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Streamlined	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	The Hazard Policy was not in the file.	1	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - New York Late Charge Percent Testing: A 5% late charge fee was reflected on the Note. For the state of NY the maximum is 2%.
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: The 10% Fee Tolerance was exceeded due to the difference in the Adjusted Origination Charges in Block A on the GFE reflecting $-793.75 and on the HUD I $-777.25. There was no cure provided. Cure provided in file, with letter and copy of check however, no Mailing/Shipping label provided
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: The GFE Block 2 reflected $-2,306.25. The HUD I reflected $-2,286.00. Cure provided in file, with letter and copy of check however, no Mailing/Shipping label provided
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: The GFE Block A reflected $-793.75. The HUD I reflected $-777.25. Cure provided in file, with letter and copy of check however, no Mailing/Shipping label provided
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: The GFE dated 5/XX/2014 reflects the estimate of charges is available through 03/XX/2014.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: The Final GFE reflects a mortgage amount of $XXXX when loan closed at $XXXX.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The Initial GFE reflects a mortgage amount of $XXXX when loan closed at $XXXX. Therefor the papyment of $XXXX was incorrect.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Disclosure not signed, UTD if disclosure was provided to Borrowers.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The correct Notice of Right to Cancel form H-9 was not used at closing.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.

																							Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	C	C	C	C	C
XXXXXX	100000451	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Documentation - Asset documentation requirements not met. [3] Income Documentation - Income Docs Missing:: Borrower:XXXXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met.	Borrower provided Letter of Explanation for Large Deposit, however the letter was not dated. Missing Previous Verification of Employment. Missing prior verification of employment	1	3	[3] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXX)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ARM Disclosure Compliant Test: Missing actual disclosure.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Borrower previous employment is missing the Verification of Employment.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Initial GFE was provided and no Final GFE was provided to the borrower.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Only 1 GFE was provided to the borrower on 5/XX/14 and Loan Amount does not match Note.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Only 1 GFE was provided to the borrower on 5/XX/14 and Payment does not match Payment on the Loan. Missing final GFE.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Received A Copy of appraisal disclosure was signed on 6/XX/16 and closing was 6/XX/2014. Year was incorrect.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000452	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,829.92 is underdisclosed from calculated Finance Charge of $170,987.36 in the amount of $157.44.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2014, prior to three (3) business days from transaction date of 07/XX/2014.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ARM Disclosure Status Test: The ARM loan disclosure was not provided.
Federal Compliance - CHARM Booklet Disclosure Status: The CHARM Booklet was not provided.
Federal Compliance - Final TIL Finance Charge Under Disclosed: The calculate Finance Charge is $172,155.02 with the Finance Charge on the Final TIL at $170,797.76.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: The Final TIL was provided and signed on 07/XX/2014. The Noted closing date is 07/XX/2014. The Right to Cancel notice date was 07/XX/2014.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The Final TIL was provided and signed on 07/XX/2014. The Right to Cancel notice date was 07/XX/2014.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The Final TIL reflects the Maximum First Five Years date 07/XX/2014. The correct date is 08/XX/2014. This would reflect the first payment due on 8/X/2014 when it is due on 9/X/2014.
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: The Final TIL reflects the Maximum First Five Years date 07/XX/2014. The correct date is 08/XX/2014. This would reflect the first payment due on 8/X/2014 when it is due on 9/X/2014.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: The GFE is dated 06/XX/2014 with the estimate of change dated 06/XX/2014. This does not provide the 10 business day minimum.
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: The Interest Rate on the GFE is 4%. The Interest Rate on the Note is XX%.
Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: The initial payment on the GFE is $1,585.92 with the payment on the Note at $1,449.55.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.		Tested	TR Tested	B	B	B	B	B
XXXXXX	100000453	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] General - Missing Document: Verification of Non-US Citizen Status not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower:XXXXXXX	Documentation not provided in loan file. Documentation was not provided in loan file.	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																							Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000454	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: no earlier recipt Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: Missing final GFE Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Missing final GFE	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C
XXXXXX	100000455	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2009			1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	C	C	C	C	C
XXXXXX	100000456	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,740.74 is underdisclosed from calculated Finance Charge of $136,883.77 in the amount of $143.03.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/XX/2014)
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000457	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000458	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Disclosure was not provided.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100000459	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: The last GFE provided is dated 09/XX/2014 and closing is 11/XX/2014 Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: The last GFE provided is dated 09/XX/2014 and closing is 11/XX/2014		Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100000460	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $1,000.34 is less than Cash From Borrower $4,505.43. [3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided [2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXX	Verified liquid assets in the amount of $1000.34 are insufficient to meet cash to close of $4505.43. Missing resident alien card.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2014	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C
XXXXXX	100000461	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2014)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXXX	100000462	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2015 Interest Rate Available Through Date is blank for GFE dated 02/XX/2015.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: Per rate lock documentation provided, the interest rate was locked on 5/X/2015; however, the latest GFE provided is dated 2/XX/2015.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100000463	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution:XXXXXXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Til 510.41 and actual $480.41. Til with correct amount is not signed and has void at the top.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Til discloses $XXX  actual $XXX  .
Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Valid per documents on file	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000464	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2015)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2015 Interest Rate Available Through Date is blank for GFE dated 02/XX/2015.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXXX	100000465	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The seller Restated Originator Loan Designation to Non QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure or proof of the borrower's receipt within 3 days of originator application date, due to missing application date.
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Disclosure or proof of the borrower's receipt within 3 days of originator application date, due to missing application date.	REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000466	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/1997	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2015 Interest Rate Available Through Date is blank for GFE dated 04/XX/2015.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Final HUD did not disclose escrows or reserves for PMI (Private Mortgage Insurance),as a result the $203 payment for is not being included in escrows, causing the discrepancy between the escrow payment on the final TIL and actual escrow payment for the loan.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Final HUD did not disclose escrows or reserves for PMI (Private Mortgage Insurance),as a result the $203 payment for is not being included in total payments, causing the discrepancy between the  payment on the final TIL and actual payment for the loan.
Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE reflects interest rate available through as "Not Available".	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000467	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100000468	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Note/Security instrument in file is not complete or signed.	1	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Final TIL dated 10/29 and borrower signature is 10/28
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to QM Safe Harbor
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Missing final GFE.
Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Missing final GFE.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	C	C	C	C	C
XXXXXX	100000469	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	B	B	B	B	B
XXXXXX	100000470	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Escrows are off $30.00 due to a fee called other (Solar Lease?) D73/D401
Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Date Provided from servicing disclosure in file	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000471	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 36.23988% exceeds AUS total debt ratio of 32.93000%. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Per documentation provided, the DTI is 36.23988%. The most recent AUS findings show the DTI as 32.93%. Per the Lender's final 1008, the approved DTI was 40.02%.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary//XX/XX/2015)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary//XX/XX/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2015 Interest Rate Available Through Date is blank for GFE dated 08/XX/2015.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to QM Safe Harbor Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure provided was signed 8/XX/2015. Documentation verifying provided to borrower within 3 business days of application was not provided.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C
XXXXXX	100000472	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Streamlined	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: <empty> Property Type: Condo (Low Rise) [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Fraud Report not provided	1	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,836.18 is underdisclosed from calculated Finance Charge of $87,935.18 in the amount of $99.00.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Signed disclosure not provided.
Federal Compliance - Final TIL Finance Charge Under Disclosed: 1100 section reflects a total of $673.63. The fees listed within this section is a total of $541.63. No itemization disclosure provided for breakdown.
Federal Compliance - Payoff Statement Missing: Payoff not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock not is not provided.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Disclosure not provided.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Disclosure not provided within 3 days of the application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.		Tested	TR Tested	D	D	D	D	D
XXXXXX	100000473	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 10/XX/2015
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No evidence of List of Homeownership Counseling Organizations not provided within three business days
Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: No evidence of initial escrow was provided to Borrower within 45 days	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000598	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.38486% or Final Disclosure APR of 5.39200% is in excess of allowable threshold of APOR 3.70% + 1.5%, or 5.20000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Federal HPML 2014 Compliant: The APR exceeded the allowable threshold of APOR by .192%.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Higher Priced QM
Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock was not in the file.
Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. Only 9 days provided	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			FHPML - Compliant	B	B	B	B	B
XXXXXX	100000599	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,525.07 is underdisclosed from calculated Finance Charge of $195,182.72 in the amount of $657.65.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	State Compliance - New York Late Charge Percent Testing: per consolidated note late charge 5%	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000600	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2015, prior to three (3) business days from transaction date of 06/XX/2015.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The GFE dated 4/X/15 reflects the estimate of charges date of 4/XX/15. This does not provide a minimum of 10 business days.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The Right to Receive a Copy of the Appraisal was not in the file.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000601	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A
XXXXXX	100000602	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	State Compliance - North Carolina First Lien Late Charge Percent Testing: The Note reflects a late charge of 5% that exceeds the state maximum of 4%.
Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The GFE reflected 10/XX/2014 for the estimate for all other charges. This is less than ten business days. The correct date is 10/XX/2014.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000603	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005 [3] Loan File - Missing Document: Hazard Insurance Policy not provided	VVOE in file dated 9/X/2014, Note Date 9/XX/2014 and signed 9/XX/2014. VVOE not within 10 days of Note Date. Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000604	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/05/2014)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
																				[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Receipt of appraisal was not provided. State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge is 5.0%. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Borrower was not provided appraisal disclosure within 3 business days of application. Disclosure provided is dated 11/XX/2014.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXXX	100000605	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $2,188.14 is less than AUS Available for Reserves of $49,206.02. [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 68.99373% exceeds AUS total debt ratio of 33.00000%. [3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXXAddress: XXXX Lease Agreement, Statement Insurance Verification, Tax Verification Statement	The AUS required reserves was $49,206.02. There was only $2,188.14 verified for reserves. The rent loss of $407.51 was used to qualify. The rent loss with documentation provided is $1,720.05. This has caused the ratios to exceed the AUS debt ratio. The Mortgage Statements were missing for Address: XXXX Lease agreements were missing for Address: XXXX The tax and insurance verifications were missing for Address: XXXX		1				1							-	C	C	C	C	C
XXXXXX	100000606	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	There was no Hazard Insurance Policy in the file, unable to confirm premium or mortgagee clause.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,479.46 is underdisclosed from calculated Finance Charge of $66,524.41 in the amount of $44.95.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Final TIL was underdisclosed by $44.95, due to Tax cert fee of $45.00 not listed as finance charge on itemization of amount financed
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: The Initial 1003 was not in the file. Unable to determine the timeliness of the Disclosure.
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: The Initial 1003 was not in the file. Unable to determine the timeliness of the Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000607	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $378.60.	No assets provided. Cash from borrower is POCs listed on HUD with no paid invoices	1	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Verified right to receive a copy of appraisal .	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C
XXXXXX	100000608	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	VA Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided [3] Government Documentation - VA - Escape Clause is not compliant.: Disclosure: VA - Escape Clause (Government Documents)	Purchase Contract does not reflect VA - Escape Clause and addendum not provided. FHA/VA Amendatory Clause was provided, however does not reflect purchase price and was not signed by seller.	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	C	C	C	C	C
XXXXXX	100000861	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The GFE dated 07/XX/2014 reflects an estimate for all other charges on 07/XX/2014. This does not provide a minimum of 10 business days. The correct date is 08/XX/2014.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100000862	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/XX/2015) [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal was provided to Borrower on 01/XX/15 and Appraisal signature date is 02/XX/15.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100000863	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $5,532.68 is less than AUS qualifying asset balance of $6,190.26.	Insufficient assets for closing as indicated on the final AUS.		1				3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-825.00. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation: No valid COC or cure provided		Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000864	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXXX	Only 1 month bank statement was provided for the period of 08/XX/2016-09/XX/2016.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $36.94 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: There is a variance for property taxes. The Final Closing Disclosure has monthly taxes of $836.26, annual amount would be $10,035.12. However, tax cert provided reflects $2,533 quarterly. $10,132/annual.
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient Cure provided	REVIEWER - CURED COMMENT (2021-02-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000865	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXXXXXXXXXX
[3] Application / Processing - Missing Document: AUS not provided
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] General - Missing Document: Verification of Non-US Citizen Status not provided
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2003
[3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXXXXXXXXXX	Please provide AUS the corresponds with final 1008 AUS approval with DTI of 47%. UW comments state loan was resubmitted with additional Debt and received AUS approval	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $491.00 exceeds tolerance of $455.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $70.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $22.00 exceeds tolerance of $11.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75104)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $460.00 exceeds tolerance of $450.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing evidence of change of circumstance to support increase in fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing evidence of change of circumstance to support increase in fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing evidence of change of circumstance to support increase in fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing evidence of change of circumstance to support increase in fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing evidence of change of circumstance to support increase in fees.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000866	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,047.32 on Final Closing Disclosure provided on 07/XX/2016 not accurate. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,815.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,361.25 exceeds tolerance of $1,005.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: Final CD disclosed Estimated Escrowed Property Costs over Year 1 as $5047.32; however, per documentation provided, this should be $4678.44 (annual taxes $3181.44; annual insurance $1497).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying CD was provided to borrower at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Extension Fee was not initially disclosed.  A valid change of circumstance was not provided.  No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were initially disclosed as $1005; however the Final CD disclosed this as $1361.25.  A valid change of circumstance was not provided.  No cure was provided to the borrower.
State Compliance - Maryland Ability to Repay Not Verified: ATR failure due to missing income documentation (tax return transcripts, P&L statements & Balance Sheets for both borrowers, and supporting documentation for 2 years receipt of Interest Income for coborrower).	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

																							Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	B	B	B	B	B
XXXXXX	100000867	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $25.94 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2021-02-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A
XXXXXX	100000868	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXXXXXXXXXXX [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Credit report was issued on 04/XX/2016, no updated report provided. Insurance policy was not provided.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2016)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2016)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - CHARM Booklet Disclosure Timing: Charm booklet was not provided in the file, only disclosure signed at closing showing it was received. Doc #0602.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C
XXXXXX	100000869	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-804.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $44.00 exceeds tolerance of $24.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $140.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $525.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: The Final CD reflected on page 4 Monthly Escrow Payment of $240.41. the monthly escrow payment is $979.90. The monthly escrow payment for insurance is $114.01 and for taxes $865.89.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Please provide evidence of date borrower received initial CD
Federal Compliance - TRID Lender Credit Tolerance Violation: The initial Lender Credit previously disclosed to the Borrower was $-804.00. The credit at closing was $-235.18 and used for the cure of additional Fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit Report Fee increased at closing by $20. The cure at closing was insufficient to cover all additional fees collected at closing and the difference in the initial Lender credit of $-804.00 and the credit/cure at closing for $-235.18.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An Appraisal Re-Inspection Fee of $140.00 was collected at closing was not initially disclosed to the borrower. The cure at closing was insufficient to cover all additional fees and the difference in the initial Lender credit of $-804.00 and the cure at closing for $-235.18.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An Appraisal Fee increased at closing by $75. The cure at closing was insufficient to cover all additional fees collected at closing and the difference in the initial Lender credit of $-804.00 and the credit/cure at closing for $-235.18.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000870	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. [3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XX/XX/2016	The fraud report indicates the borrower had a foreclosure in the seven years prior to the subject transaction. There was no documentation found to address the foreclosure. Also, XXXX MI letter states loan is uninsurable due to final 1003 declarations questions which states No they had no foreclosures.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,395.96 on Final Closing Disclosure provided on 07/XX/2016 not accurate. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,019.39 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,137.00. (9300)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Actual HOA annual fee is $1,368, however the final CD reflects $1,395.96 for year 1.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final CD issued on same date of closing, 07/XX/2016.
Federal Compliance - TRID Lender Credit Tolerance Violation: There is no change of circumstance provided, however a revised CD was provided on 05/XX/2017.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000871	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 47.54629% exceeds AUS total debt ratio of 45.00000%.
[3] General - Missing Document: 1007 Rent Comparison Schedule not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXXX, Address: XXXXX Lease Agreement, Statement
Lease Agreement, Statement
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower:XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2007	Calculated investor qualifying total debt ratio of 47.54629% exceeds AUS total debt ratio of 45.00000%.Due to rental calculations.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,250.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $265.00 exceeds tolerance of $176.00 plus 10% or $193.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,900.00 exceeds tolerance of $1,190.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: no evidence if Closing Disclosure not provided to Borrower(s) at least three (3) business days
Federal Compliance - TRID Lender Credit Tolerance Violation: Cure  for Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,250.00
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure for of $265.00 exceeds tolerance of $176.00 plus 10% or $193.60. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for Loan Discount Points. Fee Amount of $1,900.00 exceeds tolerance of $1,190.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000872	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. [2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	Evidence the FHA Important Notice to Homebuyer was not provided within three days of the application was missing from the loan file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $2,614.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2016)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $288.68 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7591)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: The initial escrow payment disclosed does not match due to the exclusion of the MI payment.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The mortgage insurance premium was not disclosed to the borrower and a cure was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The amount of the mortgage insurance exceeds the tolerance and a valid change of circumstance and or a cure to the borrower was not provided.	REVIEWER - CURED COMMENT (2021-02-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000873	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-207.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-248.00. (9300)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No earlier receipt in file Federal Compliance - TRID Lender Credit Tolerance Violation: No Valid COC or cure provided	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000874	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXX, Borrower: XXXXXXXXWVOE - Includes Income WVOE - Includes Income [3] Income Documentation - Income documentation requirements not met. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Lender used commission income and a 2-year history was not provided. Missing a 2-year history for commission income for both borrowers. The mortgage insurance certificate for the lender paid mortgage insurance is missing from the loan file.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure in the loan file was not signed and dated.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The seller Restated Originator Loan Designation to Non QM	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000875	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of 5.43860% or Final Disclosure APR of 5.51600% is in excess of allowable threshold of APOR 3.52% + 1.5%, or 5.02000%. Compliant Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.43860% or Final Disclosure APR of 5.51600% is in excess of allowable threshold of APOR 3.52% + 1.5%, or 5.02000%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 08/XX/2016 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2016 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1402786)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $44.00 exceeds tolerance of $22.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): The APR exceeded the allowable threshold by .496%.
Federal Compliance - Federal HPML 2014 Compliant: Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Interim Closing Disclosure Timing: There was not a CD provided to the borrower at least 3 business days prior to closing on 08/XX/2016.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The seller Restated Originator Loan Designation to Non QM
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal Effective Date was 05/XX/2016 with Date of Signature 08/XX/2016. The appraisal was provided after the Effective Date but prior to the Signature Date.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Private Mortgage Insurance Policy was not in the file.	REVIEWER - CURED COMMENT (2021-02-20): Corrected on PCCD with LOX REVIEWER - CURED COMMENT (2021-02-16): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																							Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	C	C	C	C	C
XXXXXX	100000876	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $170.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: An Extension Fee of $170.00 was collected at closing. No cure or changed circumstance provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000877	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 08/XX/2020 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/XX/XX/2016)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/XX/2020)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2020)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2020)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2020)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $65.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $610.00 exceeds tolerance of $535.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying the CD was provided to the borrower at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: The Loan Estimate with time/date stamp of 8/XX/2016 does not disclose the Date Issued.
Federal Compliance - TRID Loan Estimate Timing: Initial 1003 is not dated
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate with time/date stamp of 8/XX/2016 does not disclose the Date Issued.  Based on date/time stamp, the LE was issued on the same day as the initial CD.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Documentation verifying the LE was provided to the borrower at least 4 business days prior to closing was not provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Initial 1003 is not dated
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender did not provided a cure credit to the borrower at time of closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Lender did not provided a cure credit to the borrower at time of closing
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - Missing Initial Loan Application Test: Initial 1003 is not dated
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial 1003 is not dated
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Initial 1003 is not dated
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 is not dated
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Initial 1003 is not dated	REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000878	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	XXXXXXXCertificate missing.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-435.33  is less than amount of binding Lender Credit previously disclosed in the amount of $-666.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2016)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The CD dated 10/XX/2016 was not signed and dated by the borrower, there is no verification to support the date the CD was provided to the borrower. Unable to determine if provided timely.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-435.33 is less than amount of binding Lender Credit previously disclosed in the amount of $-666.00. There was no change of circumstance and no cure was provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 10/XX/2016 not signed/dated by borrower to determine if it was provided at least four (4) business days prior to closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000879	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $28,245.78 is less than Cash From Borrower $60,022.55.
[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2012
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
[3] Document Error - Simultaneous Financing reflected on the CD, however supporting documentation was not found in file.: Date Issued: 11/XX/2016 / Relative Sequence Num: 9
[3] Income Documentation - The verification of employment is not within 10 calendar days of the Note.: Borrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2012	There was a second lien for $32,500 reflected on the Final CD but there was no documentation of the subordinate lien. There was no verification of Theresa's employment within 10 days of the Note. There was no subordinate documentation for the second lien reflected on the Final CD for $32,500.00. There was no documentation for the Second Loan of $32.,500.00 in the file. There was no verification of Theresa's employment within 10 calendar days of the Note.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/XX/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 12/XX/2016). (Final/XX/XX/2016)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: The calculated Amount Financed is $416,935.00. The Finance Charge on the Final CD was $416,846.05.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated Finance Charge is $281,448.18. The Finance Charge on the Final CD was $280,286.43.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The calculated total of payments is $698,687.43. The Total of Payments on the Final CD was $697,566.43.
State Compliance - New York Late Charge Percent Testing: The Note reflected 5% for the late charge which exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000880	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	VA Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: General Services Administration (GSA) not provided [3] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXX Insurance Verification, Statement, Tax Verification [3] Government Documentation - VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents)	Missing General Services Administration (GSA) search. Missing Limited Denials of Participation (LDP) search. Missing mortgage statement verifying P&I, insurance, HOA if applicable and taxes Missing VA Escape Clause. Not listed on the contract or addenda.	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Missing final GFE. GFE provided dates are issued 5-1-15, rate through 6-1-15 and charges through 5-13-15. Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: Missing final GFE. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Missing final GFE. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Missing RESPA HUD Settlement Booklet	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C
XXXXXX	100000881	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXXW-2 (2014)
[3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[3] Income Documentation - The verificaBorrower: XXXXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2012
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	Prior employment dates of hire where not provided. Missing W2 for 2014. Signed disclosure is at closing.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,119.40 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,183.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $8,148.18 exceeds tolerance of $8,138.00.  Sufficient or excess cure was provided to the borrower at Closing. (7591)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $570.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Lender Credit Tolerance Violation: File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The seller Restated Originator Loan Designation to non QM	REVIEWER - CURED COMMENT (2021-02-16): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-02-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000882	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD not provided at least three days prior to closing.
Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Due to seller paying initial escrows at closing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000883	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.36750% or Final Disclosure APR of 5.17100% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.17100% on Final Closing Disclosure provided on 10/XX/2016 is under-disclosed from the calculated APR of 5.36750% outside of 0.125% tolerance. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/XX/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 12.00 on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/XX/XX/2016)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/XX/XX/2016)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	Federal Compliance - Federal HPML 2014 Compliant: fees per CD
Federal Compliance - TRID Final Closing Disclosure APR: Post Closing CD did not correct
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Post Closing CD did not correct
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Lender uses a $1.00 fee for HOA. Documents in file do not disclose that there is an HOA fee.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Post Closing CD did not correct
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: signed at closing
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller Restated Originator Loan Designation to Higher Priced QM	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C
XXXXXX	100000884	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2015 [3] Income Documentation - Income documentation requirements not met. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	W2 from 2014 however VVOE states start date of 08/XX/2015. - Missing previous dates of employment on 1003 and Verifications from employers Missing 2 year employment history on 1003 and verified dates	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 05/XX/2017 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $38.83 exceeds tolerance of $30.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Interim Closing Disclosure Timing: Verified not evidence of closing disclosure was present to Borrower with 3 business day prior to closing
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The seller Restated Originator Loan Designation to Non Qm	REVIEWER - CURED COMMENT (2021-02-16): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000885	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM	3	3	[3] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXStatement	Documentation verifying taxes and insurance are escrowed in mortgage payment for XXXXXXXXXXXXX was not provided. Only received tax certificate for this property.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C
XXXXXX	100000886	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXX VVOE - Employment Only [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Insurance not provided.		1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Initial LE reflects $400 and final CD reflects $475 and a credit of $81.25.	REVIEWER - CURED COMMENT (2021-02-22): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100000887	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX Paystubs [2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $2,514.00 / Line Limit: $17,007.00	There was no paystub in the file to verify year to date and monthly income.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-107.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,110.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $534.20 exceeds tolerance of $311.00 plus 10% or $342.10.  Insufficient or no cure was provided to the borrower. (0)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not signed or dated by the borrower. Unable to determine if provided timely.
Federal Compliance - TRID Lender Credit Tolerance Violation: The Lender Credit of $-1,110.00 was initially disclosed to the borrower. The Lender Credit on the Final CD was $-107.25. This is less than the Lender Credit previously disclosed.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Ten Percent Fee Tolerance was exceeded by $192.10 for the recording fee. There was no change of circumstance and no cure was provided.
State Compliance - New York Late Charge Percent Testing: The late charge of 5% on the Note exceeds the state maximum of 2%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000888	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXX, Address: XXXXX Statement, Tax Verification Statement [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 03/XX/2017, Note Date 12/XX/2016	Tax statement and mortgage statement were not provided for primary residence located at Address: XXXXX Renewal policy was not provided.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $94.05 exceeds tolerance of $84.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $313.49 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Lender tolerance cure was provided in the file. Initial loan estimate did not disclose the transfer taxes.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No Lender tolerance cure was provided in the file. Initial loan estimate did not disclose the discount points.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000889	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 5.74990% or Final Disclosure APR of 5.75000% is in excess of allowable threshold of APOR 3.93% + 1.5%, or 5.43000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.74990% or Final Disclosure APR of 5.75000% is in excess of allowable threshold of APOR 3.93% + 1.5%, or 5.43000%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): The APR exceeded the allowable threshold of APOR by .32%.
Federal Compliance - Federal HPML 2014 Compliant: The APR exceeded the allowable threshold of APOR by .32%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was not executed by the borrowers. Unable to determine if provided timely.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The Seller Restated Originator Loan Designation to Non QM	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			State HPML - Compliant	B	B	B	B	B
XXXXXX	100000890	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The AVM Fee was not initially disclosed. A valid change of circumstance was not provided. No cure was provided to the borrower at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Property Inspection Fee was not initially disclosed.  A valid change of circumstance was not provided.  No cure was provided to the borrower at closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Documentation verifying the Application Date was not provided.	REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000891	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2016
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2009	This is due to missing the prior employers VVOEs for hire dates. Missing Mortgage Insurance Certificate Missing VVOEs for prior jobs to confirm hire dates. This is due to missing the prior employers VVOEs for hire dates.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.11300% or Final Disclosure APR of 6.11100% is in excess of allowable threshold of APOR 4.20% + 1.5%, or 5.70000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 04/XX/2017 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2017)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).	Federal Compliance - Federal HPML 2014 Compliant: Final CD signed at closing is in excess of allowable threshold of 5.70000%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure was not signed.
Federal Compliance - TRID Interim Closing Disclosure Timing: APR on 4-14 changed from 5.566% to 6.111%.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan estimate was not signed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Temporary HPQM (GSE/Agency Eligible)	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C
XXXXXX	100000892	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 19.52175% exceeds AUS housing ratio of 18.42100%. [3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 37.97746% exceeds AUS total debt ratio of 36.61200%. [3] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date 04/XX/2017, Transaction Date: 03/XX/2017	DTI issue. The HO6 policy was not included in the PITIA, and the Toyota auto loan had 11 payments remaining to pay, not 10. The lender excluded it from the DTi. DTI issue. The HO6 policy was not included in the PITIA, and the Toyota auto loan had 11 payments remaining to pay, not 10. The lender excluded it from the DTi. The HO-6 policy was taken out after closing. The Condo policy did not reflect Walls-In coverage.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,600.00 on Final Closing Disclosure provided on 03/XX/2017 not accurate. (Final/XX/XX/2017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $27.80 exceeds tolerance of $27.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The HO-6 coverage was acquired after closing, so it was not included in the Property Costs over Year 1.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance exceeded by $0.80 due to Transfer Tax fee increase. No Valid Changed Circumstance provided, nor was there evidence of a cure in file. Fee listed on the loan estimates are transfer tax, and the final CD reflects state tax.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000893	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 03/XX/2017 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,060.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $105.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)	Federal Compliance - TRID Interim Closing Disclosure Timing: CD was issued on 03/XX/2017 and the Closing Date was 03/XX/2017. Disclosure was not signed and dated by the Borrower, unable to determine when it was received.
Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,060.00 on initial Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $105.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. This fee was disclosed on initial Loan Estimate as $105.	Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000894	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/XX/XX/2017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $30.69 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Mortgage Servicing Fee set upon by the Police and Fireman's Mortgage Loan Program is $30 per month until month 61, until review
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Signature verifying receipt is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Missing valid COC verifying increase in fee.	REVIEWER - CURED COMMENT (2021-02-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000911	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2004 [3] General - Missing Document: Econsent not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing VVOE within 10 business days of closing.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2017)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2017)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Last loan estimate issued is 7-13, non-signed date is 7-17 and initial closing discloser is issued on 7-11.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Non-signed date is 7-17 and the note date is 7-20.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Temporary HPQM (GSE/Agency Eligible)
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note reflects %5.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000912	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $6,395.03 is less than Cash From Borrower $6,555.15.
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2014
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2017). (Final/XX/XX/2017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXXXXXX)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: the calculated total of payments is greater than the total of payments on the final CD.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No proof initial CD was received at least 3 days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Borrower's previous employment not verified.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																							Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000913	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - Income documentation requirements not met.	The income documentation was not provided for the borrower's S Corporation reflected on their 1040 for XXXXXXXXXXXXX. Unable to verify the ownership percentage and income.	1	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $29.88 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The borrower's receipt for the CD issued on 08/XX/2017 was not provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Post closing CD reflects a cure for this amount.	REVIEWER - CURED COMMENT (2021-02-25): Sufficient Cure Provided At Closing	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			State - NC	C	C	C	C	C
XXXXXX	100000914	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.20760% or Final Disclosure APR of 5.20800% is in excess of allowable threshold of APOR 3.62% + 1.5%, or 5.12000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $44.00 exceeds tolerance of $22.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Federal HPML 2014 Compliant: The APR exceeded the allowable threshold of APOR by .088%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not executed by the borrower. Unable to determine if provided timely.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Higher Priced QM
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Credit report Fee was increased at closing to $44 from $22. There was a cure for $22 on final CD	REVIEWER - CURED COMMENT (2021-02-25): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C
XXXXXX	100000915	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXX W-2 (2016) [3] Income Documentation - Income documentation requirements not met.	WVOE did not provide any YTD info, and W2 for the prior year is missing. Missing the W2 for 2016. WVOE doe not verify YTD income.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/XXXX)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $687.50 exceeds tolerance of $660.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is not signed.	REVIEWER - CURED COMMENT (2021-02-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000916	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Credit Documentation - Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // XXXXXXXXX [3] Income Documentation - Income documentation requirements not met. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Document Error - YTD Date is dated more than 90 days before the application date.: XXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014	Borrower had no FICO scores and no alternative credit. There was no verification of receipt of Short Term Disability and no VVOE within 10 days of closing. The borrower has been on short term disability during the time of approval. There is no documentation of receipt of the benefits. The date of return to work was not addressed by the borrower.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.63420% or Final Disclosure APR of 6.63400% is in excess of allowable threshold of APOR 3.98% + 1.5%, or 5.48000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Federal HPML 2014 Compliant: The APR exceeded the allowable threshold of APOR by 1.154%.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The Seller Restated Originator Loan Designation to Non QM	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C
XXXXXX	100000917	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-200.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-506.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $880.00 exceeds tolerance of $743.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7514)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,809.60 exceeds tolerance of $1,528.00 plus 10% or $1,680.80.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75104)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7505)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rapid Value.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75142)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $880.00 exceeds tolerance of $743.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rapid Value.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7543)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)	Federal Compliance - TRID Lender Credit Tolerance Violation: The Lender Credit was initially disclosed in the amount of $506; however, the Final CD disclosed this as $200. A valid change of circumstance was not provided. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Transfer Tax was initially under-disclosed.  A valid change of circumstance was not provided.  No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Property Inspection Fee was not initially disclosed.  A valid change of circumstance was not provided.  No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The AVM Fee was not initially disclosed. A valid change of circumstance was not provided. No cure was provided to the borrower.	REVIEWER - CURED COMMENT (2021-02-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-02-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-02-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-02-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-02-19): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-02-19): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2021-02-19): Sufficient Cure Provided At Closing	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000918	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Miscellaneous - Credit Exception: [3] General - Missing Document: Cancelled Check(s) not provided	Final CD in loan file used for compliance testing does not reflect all required dates. Date issued is blank. document signed by Borrower date of consummation. The EMD of $3K was used, per the contract and final CD, and EMD not sourced.		1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: initial CD does not reflect received date.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000919	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXXX Insurance Verification, Tax Verification	Documentation to verify the full PITI payment for this property was missing from the loan file. Unable to confirm taxes and insurance were included in the payment disclosed on the credit report.	1	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Closing / Title - Missing Document: Note - Subject Lien not provided: The Note in file is dated 11/XX/2017 with a first payment date of 1/X/2018 and the PCCD in file has a disbursement date and prepaid interest date of 1/XX/2018. Based on the closing instructions, it appears the first payment date and maturity date may have been modified but there is not an updated Note in the file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan estimate not signed and dated
State Compliance - New York Late Charge Percent Testing: Note reflects 5%.
Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: post closing CD does not match up to the final CD and final disclosure.	SELLER - GENERAL COMMENT (2021-03-14): Per the final Closing Disclosure in file, the disbursement date is 11/XX/17 with prepaid interest from 11/XX/17 to 11/XX/17. There is nothing in file that shows this has beeen modified. The Closing Instructions you are referring to is not the final Closing Instructions. Attached find the Final Closing Instructions.
REVIEWER - GENERAL COMMENT (2021-03-14): PCCD in file dated 1/XX/2018 reflects a closing date of 1/XX/2018 and Disbursement date of 1/XX/2018. The PCCD figures (prepaid interest) reflect that the loan possibly reclosed 2 months after initial closing. Please provide LOX or evidence that the loan did not reclose on 1/XX/2018 as reflected on the PCCD provided. Exception remains.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Note Deficiency	D	D	D	D	D
XXXXXX	100000920	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	3	3	[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $5,007.55 is less than AUS Available for Reserves of $5,629.17. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Per Chase acct. XXXXXXXXX with a transaction history dated to 12-26, the balance is $1430. The lender used the balance of a previous transaction history dated 12-7 with a total of $4052.62, per the final AUS and final 1003.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.87530% or Final Disclosure APR of 5.88000% is in excess of allowable threshold of APOR 3.96% + 1.5%, or 5.46000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2018)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued on 01/XX/2018 identified a Closing Date of 01/XX/2018. Initial CD not signed.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Higher Priced QM	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			FHPML - Compliant	C	C	C	C	C
XXXXXX	100000921	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Missing HOI. Missing HOI	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2017)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7514)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Loan estimate not signed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note reflects 5%.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000922	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Documentation - Earnest Money Deposit is unsourced. Per guidelines EMD source is required. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing the $5K EMD.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,432.00 on Final Closing Disclosure provided on 11/XX/2017 not accurate. (Final/XX/XX/2017)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2017)
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Does not include the HO6 insurance amount.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No proof initial CD was received at least 3 business days prior to closing.
Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Disclosure not signed.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000923	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 81.90349% exceeds AUS high loan to value percentage of 75.00000% [3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 81.90349% exceeds AUS combined loan to value percentage of 75.00000%. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of 81.90349% exceeds AUS loan to value percentage of 75.00000%.	Appraised value per final DU in file is $410,000, however the only valuation in the file supports $373,000 resulting in an LTV/CLTV of 81.90 (LTV per DU is 75%) Appraised value per final DU in file is $410,000, however the only valuation in the file supports $373,000 resulting in an LTV/CLTV of 81.90 (LTV per DU is 75%) Appraised value per final DU in file is $410,000, however the only valuation in the file supports $373,000 resulting in an LTV/CLTV of 81.90 (LTV per DU is 75%)	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-764.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,389.00 exceeds tolerance of $1,238.00 plus 10% or $1,361.80.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Federal Compliance - TRID Lender Credit Tolerance Violation: Initial Loan Estimate issued 10/XX/17 disclosed a $764 lender credit which was reduced to $0 per the final Closing Disclosure
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Lender's Title Insurance increased from $320 to $635 without evidence of a changed circumstance or cure being provided
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000925	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Income Documentation - REO Documents are missing.: Address: XXXXX Statement, Tax Verification	Missing Mortgage Statement and Tax Verification		1				3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2017)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: LE dated 12/XX/2017 is dated after the Initial CD dated 12/XX/2017 was provided.		Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000926	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXX  // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2016
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXX  // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2011
												[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017	Missing VVOE for hire dates. Missing VVOE for hire dates. Missing VVOE for hire dates.		1				1							-	C	C	C	C	C
XXXXXX	100000927	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,393.68 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/XX/XX/2018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $4,668.26 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: The Final CD disclosed the Estimated Escrowed Property Costs over Year 1 as $7,393.68; however, the Initial Escrow Account Disclosure reflects this as $11,288.28 ($940.69 x 12).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Extension Fee was not initially disclosed. A valid change of circumstance was not provided. No cure was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000928	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2015
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/XX/XX/2018)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,184.40 on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/XX/XX/2018)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-864.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,122.00. (9300)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/XX/2018)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $615.00 exceeds tolerance of $495.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $448.63 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charges of $177,278.73 however calculated Finance Charges reflects $177,583.73
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,184.40 on page 4; however taxes and insurance are escrowed.  Unable to determine what the Non-Escrowed Property Costs are.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Lender Credit Tolerance Violation: Missing valid COC.  No cure provided.
Federal Compliance - TRID Loan Estimate Timing: no earlier reciept
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid COC.  No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid COC.  No cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid COC.  No cure provided.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure is dated 08/XX/2018 and application date is 08/XX/2018
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure is dated 08/XX/2018 and application date is 08/XX/2018
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Disclosure was provided at closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000929	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The Fraud report was not in the file. Mortgage Insurance Certificate is missing.		1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $540.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The appraisal fee increased by $100.00 at closing. Missing a valid change of circumstance and no cure was provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100000930	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $525.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7713)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $615.00 exceeds tolerance of $490.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100000931	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
[3] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 81.90476% exceeds AUS high loan to value percentage of 80.00000%
[3] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 81.90476% exceeds AUS combined loan to value percentage of 80.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of 81.90476% exceeds AUS loan to value percentage of 80.00000%.
[3] Insurance Documentation - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 3423.00
[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $16,337.00 / Line Limit: $16,600.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $7,892.00 / Line Limit: $7,800.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $2,465.00 / Line Limit: $2,500.00	Calculated loan to value percentage of 81.90476% exceeds Guideline loan to value percentage of 80.0000%. Max LTV/CLTV without MI is 80%.
An appraisal supporting the value of $215,000 used for qualifying and/or an AUS using the value from the appraisal provided of $210,000 and evidence of mortgage insurance were not provided.
The AUS was not resubmitted with the lower appraised value from the appraisal provided.
The AUS was not resubmitted with the lower appraised value from the appraisal provided.
The correct LTV percentage is based on the actual appraisal provided and is correct.  A corrected AUS was not provided.
LTV > 80%
The medical collection with XXXXXXXXX for $3423 was omitted on the AUS. The AUS required documentation the debt was paid prior to closing or if paid through closing, it should be marked as paid through closing and the casefile resubmitted to DU. The loan file was missing evidence the debt was paid prior to or through closing and a resubmission to DU was not provided.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.76470% or Final Disclosure APR of 6.77100% is in excess of allowable threshold of APOR 4.58% + 1.5%, or 6.08000%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of 81.90476% exceeds 80% of $210,000.00 (the value reflected on the valuation).
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	Federal Compliance - Federal HPML 2014 Compliant: The final closing disclosure APR is in excess of the threshold and is a higher price mortgage.
State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): The CLTV exceeds 80% due to a missing appraisal supporting the higher appraised value used for qualifying.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Higher Priced QM	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			State - NC	C	C	C	C	C
XXXXXX	100000933	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Documentation - Earnest Money Deposit is unsourced. Per guidelines EMD source is required.	Some of the EMD was sourced. $15,960.43 was used, per the final CD, and $1972.99 was sourced. Missing $13,987.44 as the rent of the EMD.	REVIEWER - WAIVED COMMENT (2021-03-03): Per Client, waive credit exceptions with compensating factors on loans seasoned less than 24 months. REVIEWER - RE-GRADED COMMENT (2021-03-03): Per Client, waive credit exceptions with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,095.16 on Final Closing Disclosure provided on 10/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 822.48 on Final Closing Disclosure provided on 10/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: This due to the PMI not being included in the escrow.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $822.48 on page 4; however the HOA dues are $300.00 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Mortgage insurance was not included in the Monthly Escrow Payment
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note reflects 5%.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial application date.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100000934	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	2	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided	REVIEWER - WAIVED COMMENT (2021-02-25): Client states to waive with compensating factors.
SELLER - GENERAL COMMENT (2021-03-14): Per UW Notes: Property will not be rented - it will be occupied by his daughter who will be making the full payment on the new mortgage. Therefore 1007 rent schedule not required.
REVIEWER - GENERAL COMMENT (2021-03-14): Loan was originated as an investement property.  Per Item 18 of the AUS in file, "Calculate and document the net cash flow on the subject property according to the XXXXXXXX .  If the borrower is being qualify with the entire payment without the benefit of rental income, documentation is not required for qualifying purposes.  HOWEVER, the lender must report the monthly rent at delivery.
Exception remains as Loan was submitted to DU as an investment vs. Straw purchase for the borrowers daughter.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,982.88 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 144.12 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $4.00 exceeds tolerance of $2.00.  Insufficient or no cure was provided to the borrower. (77222)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $170.00 exceeds tolerance of $68.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: Validate escrows.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclosure not provided 3 business day prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender tolerance cure provided in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender tolerance cure provided in the file.	REVIEWER - WAIVED COMMENT (2021-02-25): Client states to waive with compensating factors. SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100000935	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,050.68 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 973.44 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2019). (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $943.44 on page 4 which is the amount for the Mortgage Insurance @ $81.12 per month.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $341,741.39.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: The Mortgage payment of $81.12 is not included in the total estimated escrow amount on page 1 of the Final CD.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100000936	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying the CD was provided to the borrower at least 3 business days prior to closing was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Documentation verifying the Initial Loan Application Date was not provided.	REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100000937	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,058.08 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 989.88 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $35.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77190)
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: Unable to determine source of exception. Property costs over year 1 is disclosed correctly. Taxes are $1,200/yr, and insurance is $1,858.08/yr. Total is $3,058.08.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: HOA fee for the year is $324/yr, unable to determine source of $989.88 for non escrowed costs over year 1.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The CD reflects the MI payment; however, that is not escrowed.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The final CD was issued on the same date of Closing, 09/XX/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure was provided to the borrower.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Unable to determine if initial disclosures were provided within 3 days of application due to initial signed application not being provided.
Federal Compliance - Missing Initial Loan Application Test: Missing signed and dated initial Application, unable to determine actual application date.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing signed and dated initial Application, unable to determine actual application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to missing initial loan application.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): H-9 should have been used for Right to Cancel, do to the same Lender being paid off. However form H-8 was used.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/X/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100000938	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003s in file unsigned and not dated.			Allowable per seller guidelines. Allowable per seller guidelines. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	B	B	B	B	B
XXXXXX	100000939	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. The appraisal was provided on a standard appraisal form. The appraiser performed an exterior only inspection of the subject. (GSE COVID19): Application Date: 05/XX/2020; Closing Date: 07/XX/2020	The appraisal was done as a 1004/70 which indicates an interior inspection should have been done, however, interior photos were missing from the appraisal and not located in the loan file. Appraisal is considered incomplete. The appraisal for the subject property was not provided. The wrong appraisal was provided.		2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: No signed and dated initial 1003 found in the loan file.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B
XXXXXX	100000947	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	Missing the tax cert that reflects the $668.25 monthly amount.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $405.94 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $405.94 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7723)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Added fee on the final CD, Section C. Fee not listed on initial loan estimate.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower's receipt of the Appraisal prior to closing was not provided.	REVIEWER - CURED COMMENT (2021-02-22): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	C	C	C	C	C
XXXXXX	100000998	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $58.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence of the borrower receiving the Closing Disclosure three (3) days prior to closing.	REVIEWER - CURED COMMENT (2021-02-22): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100000999	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX 1120S (2016), Balance Sheet, K-1 (2016), P&L Statement, W-2 (2016)			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date.				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	C	C	C	C	C
XXXXXX	100001000	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,951.36 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 950.40 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 06/XX/2019 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $720.00 exceeds tolerance of $515.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Secondary/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $3,951.36 on page 4; however the Mortgage Insurance was not included. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Mortgage Insurance is not escrowed and is $950.40/year.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Mortgage Insurance of $79.20/month was not included in Escrows.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure three (3) days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing: Missing evidence the borrower received the Closing Disclosure three (3) days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Missing evidence the borrower received the Loan Estimate four (4) days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $205.00 was provided on the Final Closing Disclosure
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid COC.  No evidence of cure provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date. Disclosure is dated 04/XX/2019.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001001	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	Income documents were missing for both the borrowers. Missing an Award Letter and a Gap Letter.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
SELLER - GENERAL COMMENT (2021-03-16): 2018 1099-R for Pension Income attached.  Borrower changed jobs, started new Job on 3/XX/19. Loan Application attached. No gap in employment noted on application.
REVIEWER - GENERAL COMMENT (2021-03-16): Prior employment VVOE with XXXXXXXXXindicates start date of 02/XX/2017 and end date of 06/XX/2017. Gap letter/income information from XXXXXXXXXend of 06/XX/2017 to start date of XXXXXXXXX of 06/XX/2017 not provided.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1407439)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 981.96 on Final Closing Disclosure provided on 06/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1407440)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Private Mortgage Insurance Certificate was not in the file to determine if the payment is accurate.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: There was no Non-Escrowed Property Costs reflected on page 1 of the CD. Page 4 reflected Non-Escrowed Property Costs over Year 1 of $981.96.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The periodic principal and interest payment for payment stream 2 is $XX. This is the same P&I payment reflected in payment stream 1.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The Monthly Escrow Payment on page 4 did not included the PMI payment of $81.83.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Cd was not executed by the borrower to determine if provided timely.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The seller restated loan designation to Non QM
Federal Compliance - Missing Initial Loan Application Test: The Initial Application was missing from the file. Compliance tests were run using an application date of 05/XX/2019.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Due to the missing Initial Application, unable to determine if the NMLSR timing requirements were met.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Initial Loan Application, unable to determine compliance with timing requirements.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001002	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2018 [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2008	The DU required income from the previous year. Missing prior employer VVOE to confirm hire dates. Missing VVOE.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
SELLER - GENERAL COMMENT (2021-03-15): Prior employment history for XXXX documented with 2018 W-2 XXXXX and VOE(s) attached. Borrower transferred from XXXXX 4/XX/18. See 2018 W-2's with same employer address attached.
REVIEWER - GENERAL COMMENT (2021-03-15): Both VVOE's provided are for present employer and both have different start dates.  Prior year W-2 for previous employer for 2018 was already provided.  Need to verify 2 years.  Exception remains.
REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
SELLER - GENERAL COMMENT (2021-03-15): Prior employment history for XXXXX documented with 2018 W-2 QXXXXXX and VOE(s) attached. Borrower transferred fromXXXXX 4/XX/18. See 2018 W-2's with same employer address attached.
REVIEWER - GENERAL COMMENT (2021-03-15): Both VVOE's provided are for present employer and both have different start dates. Prior year W-2 for previous employer for 2018 was already provided. Need to verify 2 years. Exception remains.	3	[3] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/2020; Lien Position: 1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7552)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $920.00 exceeds tolerance of $705.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $975.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7349)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: A revised LE was issued on ??/??/2019.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: A revised LE was issued on ??/??/2019.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: A revised LE was issued on ??/??/2019.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: A revised LE was issued on ??/??/2019.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: A revised LE was issued on ??/??/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No changed circumstance provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No changed circumstance provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No changed circumstance provided.
State Compliance - New York Late Charge Percent Testing: Note reflects 5%.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	D	B	B	B
XXXXXX	100001003	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $890.00 exceeds tolerance of $718.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed/ dated 1003.	REVIEWER - CURED COMMENT (2021-02-23): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001004	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether property taxes are included in escrow. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 12/XX/2019). (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,560.48 on Final Closing Disclosure provided on 11/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation.  Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $687.50 exceeds tolerance of $682.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: This is due to the final CD not paying for escrows. Final CD reflects no escrows and post closing CD reflects escrows.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: PCCD dated 12/XX/2019 identified escrows on page 1 & 2.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: PCCD dated 12/XX/2019 identified escrows on page 1 & 2.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure reflects TOP of $959,544.060 but calculated TOP is $963,466.91, which is a variance of $3922.85.This is due to the escrow issue.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: Final Closing Disclosure disclosed Escrowed Property Costs over Year 1 of $13,560.48. Property Costs are $1175.25 per month, which equates to calculated Escrowed Property Costs over Year 1 of $14,103.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated 11/XX/2019 was not received by the borrowers at least 3 business days prior to the closing date of 11/XX/20196. File is missing evidence of earlier receipt or a written and signed statement from the borrowers that waives the required waiting period.
Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: Initial CD (12/XX/19) discloses and APR of 4.044%. The Post Close CD (12/XX/19) discloses an APR of 4.74%, an increase of 0.696%.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated 11/XX/2019 was not received by the borrower at least 4 business days prior to the closing date of 11/XX/2019. File does not contain evidence of earlier borrower receipt or a written and signed statement from the borrower that waives the required waiting period.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing application date
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to confirm application date due to the initial 1003 is missing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided a cure credit to the borrower	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer
REVIEWER - CURED COMMENT (2021-02-22): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Post Close Closing Disclosure Timing Regular Transactions: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001005	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application.	REVIEWER - WAIVED COMMENT (2021-02-25): Client states to waive with compensating factors. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer SELLER - GENERAL COMMENT (2021-03-16): Agree: Unable to locate initial loan application date in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001006	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 37.18350% exceeds AUS total debt ratio of 32.82400%.	Overtime income was calculated over 2 years for most conservative approach.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 9,024.36 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,618.80 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 09/XX/2019 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: Final CD Amount of Escrowed property costs over 1 year is incorrect. Post Closing CD shows corrected figures
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final CD Amount of Escrowed property costs over 1 year is incorrect.  Post Closing CD shows corrected figures of $0 for non-escrowed over year 1.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Final CD Amount of Escrowed property costs over 1 year is incorrect.  Post Closing CD shows corrected figures of $10,643.16. Final CD had total of $9,024.36 which did not include monthly PMI of $134.90 and $1,618.80/yr.
Federal Compliance - TRID Interim Closing Disclosure Timing: CD dated 9/XX/19 was not provided to the borrower at least 3 business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial signed 1003 Application.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001007	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Insurance Eligibility - Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured	Per documentation provided, the loan is non-insurable.	1	3	[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 6,792.00 on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,741.60 on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/??/??/2019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXXX )
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019. (/Schedule C)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,450.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - HUD QM AU Finding Fail: Per documentation provided from HUD, loan does not meet HUD guidelines and is not insurable.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: The Final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $6792 (Mortgage Insurance was not included); however, the Initial Escrow Account Disclosure reflects this as $10,533.60 ($877.80 x 12 = $10533.60; Mortgage Insurance is included).
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The Final CD disclosed the Mortgage Insurance payments as Non-Escrowed Property Costs over Year 1 ($311.80 x 12 = $3741.60); however, the Initial Escrow Account Disclosure disclosed these payments as being escrowed monthly.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The Final CD disclosed the Monthly Escrow Payment as $566 (Mortgage Insurance was not included in the Monthly Escrow Payment); however, the Initial Escrow Account Disclosure reflects the Monthly Escrow Payment as $877.80 (Mortgage Insurance payment of $311.80 is included in the payment).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not executed by the Borrower. Unable to determine if provided timely.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The Revised LE was not provided to the borrower at least 4 business days prior to closing. LE proved on 07/XX/2018 with closing on 07/XX/219.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Documentation verifying employment start date was not provided.
Federal Compliance - Self-Employed Tax Return Recency: 2018 Tax Return Extension was provided.	REVIEWER - CURED COMMENT (2021-02-25): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		TILA ATR/QM	C	C	C	C	C
XXXXXX	100001008	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXX, Statement	Evidence of full PITIA on this property was not located in the file. DTI is subject to change.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not located in the file			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001009	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXX, Address: XXXXX Address: XXXXX HOA Verification, Statement HOA Verification	Missing the mortgage statement for the Fairview REO, and missing HOA verification for both REOs.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: First date was 9/6 and disbursed on 9/16
Application / Processing - Missing Document: Missing Lender's Initial 1003: 2 other 1003's in file not signed or dated
State Compliance - New York Late Charge Percent Testing: NY State maximum is 2%	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001010	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $420.78 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance exceeded by $420.78 due to Loan Discount Points Fee increase. No Valid Changed Circumstance provided, nor was there evidence of a cure in file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001011	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [2] Income Documentation - Income Docs Missing:: Address: XXXXX Third Party Verification [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: AUS not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Asset documentation does not include liquid funds. File only includes a retirement account and copy of plan
Missing Mortgage Insurance Cert
AUS required the most recent two years personal and business returns. Self-employment income is reported on schedule C. Missing 2018 and 2017 personal tax returns and third party verification of business.
Missing verification of liquid assets of $10,662 as required by DU. Final 1003 only discloses a retirement account.
AUS required the most recent two years personal and business returns. Self-employment income is reported on schedule C. Missing 2018 and 2017 personal tax returns and third party verification of business. Only used to show loss
Missing Overtime Breakdown and tax returns.
Missing final approval/AUS with correct loan amount.	REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,701.00 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,820.28 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: Final CD disclosed Escrowed property costs of $1,701.00. The system is calculating the PMI into the escrows.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final Cd disclosed non-escrowed mortgage insurance of $1820.28. The system is calculating the PMI into the escrows.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Monthly escrow is $141.75. Exception calculation includes Mortgage insurance payment of $151.69 for a total of $293.44. The system is calculating the PMI into the escrows.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/??/??/2019)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued 09/XX/2019. No evidence of receipt provided. Estimated receipt date of 09/XX/2019.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate issued 09/XX/2019. No evidence of receipt provided. Estimated receipt date of 09/XX/2019.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001012	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Application / Processing - Missing Document: Divorce Decree / Child Support not provided	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,161.88 on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 918.72 on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The Private Mortgage Insurance Certificate was missing. Unable to determine the property amount of Escrowed Property Costs over Year 1.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Page 1 of the Final CD reflects no Non-Escrowed Property Costs. Page 4 reflects $918.72. There are no Non-Escrowed Costs.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Final CD does not include the Private Mortgage Insurance in the the Monthly Escrow Payment.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Initial LE was provided after the Initial CD. The Final LE was dated 08/XX/2019. The CD was provided on 08/XX/2019.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Initial LE was provided after the Initial CD. The Final LE was dated 08/XX/2019. The Initial CD was provided on 08/XX/2019.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The LE was not signed or dated by the borrower to determine if provided timely.
Federal Compliance - Missing Initial Loan Application Test: The Initial Application was missing. Compliance tests were run using an application date of 07/XX/2019.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine if the NMLSR timing is correct due to missing the Initial Application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine if the Homeownership Counseling List was provided timely due to missing the Initial Application.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001013	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Income Documentation - Income Docs Missing:: Borrower:XXXXXXXX Balance Sheet, P&L Statement, Third Party Verification [2] Application / Processing - Missing Document: Other not provided [2] Application / Processing - Missing Document: Tax Certificate not provided [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided [2] Income Documentation - REO Documents are missing.: Address: Address: XXXXX, Address: XXXXX, Address: XXXXX Lease Agreement, Tax Verification Tax Verification Tax Verification	Missing VVOE for XXXXXXXXXXXXX Missing purchase contract/ fully executed CD for the Address: XXXXX. Lender to provide copies of the missing docs. Missing VOM forAddress: XXXXX Lender to provide it. Missing Tax cert for all investment properties. Missing Lease agreement for Address: XXXXX	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.
														REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001014	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.06740% or Final Disclosure APR of 7.06700% is in excess of allowable threshold of APOR 3.53% + 1.5%, or 5.03000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,397.72 on Final Closing Disclosure provided on 10/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 544.68 on Final Closing Disclosure provided on 10/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/??/??/2019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The Final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $2397.72; however, the Initial Escrow Account Disclosure disclosed this as $2,942.40 ($245.20 x 12).
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The Final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $544.68 (this is the total MI Payments for 1 year); however, the Initial Escrow Account Disclosure reflects the Mortgage Insurance Payments being escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The Final CD disclosed the Monthly Escrow Payment as $199.81; however, the Initial Escrow Account Disclosure reflects this as $245.20.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying the CD was provided to the borrower at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Loan Estimate Timing: After review of trailing documents new exception generated.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The seller restated the loans designation to emporary HPQM (GSE/Agency Eligible)
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: After review of trailing documents new exception generated.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: After review of trailing documents new exception generated.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																								The qualifying DTI on the loan is less than or equal to 35%.		FHPML - Compliant	B	B	B	B	B
XXXXXX	100001015	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXX // Account Type: Savings / Account Number: XXXX	The bank statement is dated 03/XX/2020. Loan closed 07/XX/2020.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing lender's initial 1003.
Federal Compliance - Missing Initial Loan Application Test: The Initial Application is missing from the file. The Compliance tests were run using an application date of 06/XX/2020.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Due to missing the Initial 1003, unable to determine if the NMLSR timing was compliant.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application date.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001016	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXXXXXX. // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXXXXXXXXXXX// Account Type: Individual Retirement Account (IRA) / Account Number: XXXX Financial Institution:XXXXXXXXXXXXX// Account Type: 401(k)/403(b) Account / Account Number: 000	Updated asset statements required	REVIEWER - WAIVED COMMENT (2021-03-04): Comp factors added	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 15,359.40 on Final Closing Disclosure provided on 10/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,479.12 on Final Closing Disclosure provided on 10/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,914.00 exceeds tolerance of $3,682.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $810.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77163)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $6,778.75 exceeds tolerance of $2,900.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/??/??/2019)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: Final Closing Disclosure Monthly Escrow Payment $1279.95 - Initial Escrow Account $1,403.20 - Difference $123.25 - taxes calcuation error
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID ten percent tolerance violation w/o sufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID ten percent tolerance violation w/o sufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TRID ten percent tolerance violation w/o sufficient cure provided at closing	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001017	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $2,124.00 / Line Limit: $13,400.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $27,352.00 / Line Limit: $28,800.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $9,214.00 / Line Limit: $11,000.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $7,768.00 / Line Limit: $25,000.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $4,962.00 / Line Limit: $4,900.00, Credit Report: Original // Liability Type: Revolving / Current Balance: $199.00 / Line Limit: $20,000.00	Seasoned loan. Debt excluded , borrower is Authorized User.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,944.70 exceeds tolerance of $3,102.00 plus 10% or $3,412.20. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $670.00 exceeds tolerance of $485.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,210.88 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid COC for change. No cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $263.35 is sufficient to cover.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate. Missing valid COC. No cure provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																								The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001018	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
																				[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2019). (Final/??/??/2019)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $218,492.87 but calculated TOP of $218,657.19.	REVIEWER - CURED COMMENT (2021-03-16): Cured prior to discovery	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001019	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2016 [3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXXXX VVOE - Employment Only	Missing prior employer verification. Missing Verbal Voe for previous employment with XXXXXXXXXXXXX, required to verify 2 year employment history.		1				1							-	C	C	C	C	C
XXXXXX	100001020	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2018)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2018)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not executed by the Borrower. Unable to determine if provided timely.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Waiver dated at application	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	B	B	B	B	B
XXXXXX	100001021	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Appraisal Adjustments - Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2018
[3] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXXXXX1040 (2017), XXXXXXXXXXX - Employment Only, W-2 (2018)
[3] Document Error - Missing evidence of current Insurance Expense for property.: Address: XXXXXX
[3] Document Error - Missing evidence of current Tax Expense for this property.: Address: XXXXXX, Address: XXXXXX
[3] Income Documentation - REO Documents are missing.: Address: XXXAddress: XXXXXX Address: XXXXXX, Address: XXXXXX, Address: XXXXXX, Address: XXXXXX, Address: XXXXXX, Address: XXXXXX, Address: XXXXXX1040 (2017)
1040
1040 (2017), Tax Verification
1040 (2017)
1040 (2017), Lease Agreement
1040 (2017), Tax Verification
1040 (2017), Tax Verification
1040 (2017), Insurance Verification, Lease Agreement
Insurance Verification	Reviewed the 1004 valuation and the appraiser advised the extraction method was used and due to the lack of land sales in the area
Missing the following income documents:

1) 2017 1040 tax return
2) 2018 W2 from previous employer-Vaco Los Angeles, LLC
Reviewed the document file to verify documentation of property tax information. Although it's mentioned on the UW analysis worksheet, the lender did not provide the necessary documentation to verify the taxes.
Reviewed the document file to verify documentation of property tax information. Although it's mentioned on the UW analysis worksheet, the lender did not provide the necessary documentation to verify the taxes.
Reviewed the document file for the 2017 IRS 1040 and verified the document was not provided by the lender but had a tax extension.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,617.76 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/XX/XX/2018)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/XX/XX/2018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/XX/2018)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: Reviewed the Escrowed Property Costs over Year 1 of being $3617.76, The source of the variance is the hazard insurance. The annual amount for year 1 should be $3,575.76. Annual Hazard is $1,271.33 per policy provided, and the property taxes are $2,304.48/yr.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: There is a variance with the hazard insurance. It is $1,271.33/yr, $192.04/mo., however the final CD disclosed that the insurance monthly payment is $109.44.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no Appraisal Waiver provided. There is also no receipt of valuation provided.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100001022	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXXXXXXXXX// Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2015	Missing for XXXXXX		1				3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,152.16 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/XX/XX/2018)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: 11 months shown vs 12 months		Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXXX	100001023	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXXX HOA Verification	Missing HOA verification.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,070.00 exceeds tolerance of $765.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2021-02-22): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001024	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $299.00 exceeds tolerance of $209.00 plus 10% or $229.90. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,039.50 exceeds tolerance of $990.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $236.25 exceeds tolerance of $225.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No lender tolerance provided in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender tolerance provided in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No lender tolerance provided in the file.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001025	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Credit Documentation - Missing Document: Asset not provided [2] Closing / Title - Missing Document: Rider - Second Home not provided	Not proof in file of Net proceeds from the sale of departing property.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,370.00 exceeds tolerance of $2,349.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, nor evidence of cure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001026	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 7,736.04 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,572.36 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $7,736.04 on page 4; however the Property Taxes / Insurance are $7,736.04 per year with an additional $212.40 for the Mortgage Insurance. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,572.36 on page 4; however the HOA dues are $1,360.00 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The monthly escrow payment does not include the Mortgage Insurance of $17.70 per month.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001027	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing Hazard Insurance Policy; required.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial Lender's Application			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001028	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 3,824.27 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $3824.27 on page 4 ; however the annual taxes ($2660.28), annual HOA Fee ($720) and homeowners insurance ($417.00) for a total of $3797.28 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $318.69 monthly, correct amount is $351.19. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001029	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	A	A	A	A	A
XXXXXX	100001030	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.44330% or Final Disclosure APR of 5.44300% is in excess of allowable threshold of APOR 3.64% + 1.5%, or 5.14000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML. ATR analysis completed per investor guidelines. Escrow and appraisal requirements met.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The representative FICO score is above 680.		FHPML - Compliant	A	A	A	A	A
XXXXXX	100001031	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $224.25 exceeds tolerance of $176.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,955.00 exceeds tolerance of $1,744.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of cure found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No evidence of cure found in file. Loan amount changed, no COC.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The Seller Restated Originator Loan Designation to NonQM	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001032	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2019	Appraisal is expired.	REVIEWER - WAIVED COMMENT (2021-03-04): Comp factors added	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,322.84 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,117.60 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The PMI was not taken into consideration.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: HOA is not escrowed at 62.50 a month for a total yearly cost of $750.00. PMI is not taken into consideration.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Actual escrow payment 640.87 $197.30 MI, $59.33 HOI, $384.24 Taxes.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 signed by the borrower is missing.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001033	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $1,530.52 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $315.00 Lender credit was provided. Remaining cure is $1515.21.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: $315.00 Lender credit was provided. Remaining cure is $1515.21.
State Compliance - New York Late Charge Percent Testing: Verified.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																								The refinance has decreased the borrower's monthly debt payments by 20% or more.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001034	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,887.75 exceeds tolerance of $1,516.00 plus 10% or $1,667.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $937.75 exceeds tolerance of $910.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing Valid COC. No evidence of cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid COC.  No evidence of cure provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing loan application date	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001035	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 22,239.00 on Final Closing Disclosure provided on 12/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $728.00 exceeds tolerance of $578.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: HOA dues dues do not match the Co-op monthly fees shown on Appraisal.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to the borrower at least 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was not provided to the borrower for the Appraisal Fee.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The Seller Restated Originator Loan Designation to NonQM
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed Initial Application 1003.
State Compliance - New York Late Charge Percent Testing: The Note late charge percent exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001036	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of 27.38153% exceeds AUS housing ratio of 27.38100%.	Due to rounding	REVIEWER - RE-GRADED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,302.00 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2020). (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,457.76 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/??/??/2019)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Total Property Costs over Year 1 as $4,302 on page 4; however the annual taxes ($3,690.96) and homeowners insurance ($611) total are $4,301.96. Final CD reflects Estimated Taxes, Insurance & Assessments of $508.50 monthly, correct amount is $358.50. Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charges of $214,312.18 however calculated Finance Charges reflects $214,702.18
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $4,457.76 on page 4.   Annual HOA Fees total $1800.00.  Provide a post-close CD correcting the Escrow Account section on page 4 to $21,026.32 and Estimated Taxes, Insurance & Assessments on page 1 to $1,752.19; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Final Closing Disclosure Escrow payment of $358.50 matches the actual escrow payment of $358.50.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The file is missing the Initial 1003 and an E-Sign consent form dated at application.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Loan Estimate dated 11/XX/2019 was not acknowledged by borrower and a Closing Disclosure of the same date was issued to borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file is missing the Initial 1003	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

																								Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001037	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXXXXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX
[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXXXXXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXXXXXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXXXXXXX // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXXXXXX  // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: Gift Funds // Account Type: Gift Funds / Account Number: XXXX, Financial Institution: Gift Funds // Account Type: Gift Funds / Account Number: XXXX
[2] Income Documentation - REO Documents are missing.: Address: XXXXXX Insurance Verification, Statement, Tax Verification	Documentation verifying taxes and insurance for 242 E 38th St, Apt 2H was not provided.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,973.60 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: Documentation verifying the additional "other" property expenses of $198/mo ($2376/yr) was not provided. Documentation provided supports non-escrowed Co-op dues totaling $12,597.60/yr ($1049.80/mo).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying the CD was provided to the borrower at least 3 business days prior to closing was not provided.
Federal Compliance - Missing Initial Loan Application Test: The initial 1003 was not provided.  Documentation verifying the application date was not provided.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Documentation verifying the application date was not provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Documentation verifying the application date was not provided.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001038	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73133)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Dates provided 01/XX/2020
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure was not provided	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																								The representative FICO score is above 680.		TILA SOL Expired	B	B	B	B	B
XXXXXX	100001039	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing replacement cost estimator to determine Lender's Value.	REVIEWER - RE-GRADED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: 11/XX/2019; Lien Position: 1			2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.				Borrower has owned the subject property for at least 5 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001040	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 02/XX/2020, Note Date 12/XX/2019	Dates have been verified; hazard insurance policy expires <90days from NOTE date, and there is no renewal policy provided.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,346.24 on Final Closing Disclosure provided on 12/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 228.00 on Final Closing Disclosure provided on 12/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/??/??/2019)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: Costs for year 1 should be $8,346.20. Insurance is $653/yr, and taxes are $7,693.20/yr.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Unable to confirm if $228 for year 1 is correct, due to missing MI cert.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Unable to confirm, missing MI cert.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final CD was issued on same date of closing, 12/XX/2019.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001041	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXX // Account Type: Checking / Account Number: XXXX	The asset documentation in the file is more than 90 days from the note date. Please provide the most recent month's statements prior to the note date.	REVIEWER - WAIVED COMMENT (2021-03-04): Comp factors added	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 18,851.04 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $789.00 exceeds tolerance of $539.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: Lender does not include property taxes.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence of waiver for the timing of the closing disclosure in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $539.00 on LE but disclosed as $789.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure in the amount of $250.00.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001042	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				2	[2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2019	Ceiling in the family room is damaged. Cost to Cure $1500.00. Smoke detectors and CO detectors are not installed. Cost to Cure $300.00		1					The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001043	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXXX, Address: XXXXXX, Address: XXXXXX, Address: Address: XXXXXXHOA Verification HOA Verification HOA Verification HOA Verification	Missing proof of HOA dues to verify monthly expense	REVIEWER - RE-GRADED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $620.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure three (3) days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure of $75.00 was provided at closing.	REVIEWER - CURED COMMENT (2021-03-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001044	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $174.00 plus 10% or $191.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated 01/XX/2020 is the earliest accurately dated Closing Disclosure on file. A Closing Disclosure is inaccurately dated 10/XX/2020 - correct date for testing from that document cannot be determined.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording Fee on Loan Estimate is $174.00 and is $200.00 on Final Closing Disclosure. 10% tolerance for $174.00 is $191.40. Lender Credit provided for $8.60 on Final Closing Disclosure. Sufficient Cure was provided.	REVIEWER - CURED COMMENT (2021-02-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001045	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [2] General - Incomplete Document: 1003 Final is incomplete	SSN Verification required for Borrower 2 Final 1003 does not reflect Purpose of Loan and Occupancy. Document is not legible.	REVIEWER - RE-GRADED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - RE-GRADED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,656.08 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,661.00. (9300)
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Lender Credit Tolerance Violation: Fee disclosed as -$1,661.00 on LE dated 10/XX/2019, but disclosed as -$1,656.08 on Final Closing Disclosure.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Provided 10/24. Missing application date	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-17): Regraded to EV2-B based on the NMLS data being present on subsequent loan application	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001046	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 6,051.60 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 01/XX/2020 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: The Lender did not include the H06 insurance premium amount of $304 in the non escrowed property costs over year 1 on page 4 of the final Closing Disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: None of the Loan Estimates and Closing Disclosures are signed except for the final Closing Disclosure.  Evidence of receipt of initial and redisclosed Loan Estimates and Closing Disclosures is missing.
Federal Compliance - TRID Interim Closing Disclosure Timing: None of the Loan Estimates and Closing Disclosures are signed except for the final Closing Disclosure. Evidence of receipt of initial and redisclosed Loan Estimates and Closing Disclosures is missing.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001047	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Application / Processing - Missing Document: Tax Certificate not provided	Tax Cert in file does not reflect the actual taxes used on the Final Closing Disclosure. Please provide a tax cert with the actual monthly expenses.	REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test: Initial dated Creditor Application was not provided Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial dated Creditor Application was not provided Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial dated Creditor Application was not provided	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B
XXXXXX	100001048	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,500.00 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,871.76 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/??/??/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The Final Consumer's CD disclosed Escrowed Property Costs over Year 1 as $4500; however, the Initial Escrow Account Disclosure reflects this as $5651.76 (Mortgage Insurance Payment included).
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The Final CD disclosed the Non-Escrowed Property Costs over Year 1 as $1871.76 (did not reflect mortgage insurance as escrowed); however, the Initial Escrow Account Disclosure reflects the Mortgage Insurance as being escrowed.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The Final CD disclosed the Monthly Escrow Payment as $375 (not reflecting mortgage insurance payment as escrowed); however, the Initial Escrow Account Disclosure reflects the Monthly Escrow Payment as $470.98 (mortgage insurance payment is escrowed).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation verifying the CD was provided to the borrower at least 3 business days prior to closing was not provided.
Federal Compliance - TRID Loan Estimate Timing: Documentation verifying the LE was provided to the borrower within 3 business days of the application was not provided.  Documentation verifying the application date was not provided.
Federal Compliance - Missing Initial Loan Application Test: Documentation verifying the application date was not provided.  The Initial 1003 was not provided.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Documentation verifying the application date was not provided.  The Initial 1003 was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Documentation verifying the application date was not provided.  The Initial 1003 was not provided.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Documentation verifying the application date was not provided.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001049	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXXXXXX [2] Income Documentation - Income documentation requirements not met.	There was not a Verbal Verification of Employment within 10 business days of the Note. The Verbal verification of employment within 10 business days of Note date was not provided.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. SELLER - GENERAL COMMENT (2021-03-15): VOE (confirmation of employment) attached. REVIEWER - GENERAL COMMENT (2021-03-15): VOE email is dated 1/XX/20, not within 10 business days of closing REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 01/XX/2020 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Interim Closing Disclosure Timing: The Closing Disclosure dated 01/XX/2020 reflected a change in the APR of 3.734%. The CD was not signed and dated by the Borrower to determine if provided timely.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
State Compliance - New York Late Charge Percent Testing: A late charge of 5% was reflected on the Note. This exceeds the state maximum of 2%.	Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001050	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Income Documentation - REO Documents are missing.: Borrower: XXXXXXXXXXX Statement	Missing mortgage statement for Borrower: XXXXXXXXXXX .	REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001051	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
																				[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not signed and dated by the Borrower. Unable to determine if provided timely.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001052	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Asset Documentation - Earnest Money Deposit is unsourced. Per guidelines EMD source is required. [2] Application / Processing - Missing Document: Tax Certificate not provided	Missing the source of the EMD. Check is in the file but withdrawal is missing.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,950.12 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 154.92 on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2020)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The system is including the PMI into the escrows.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The system is including the PMI into the escrows.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: The system is including the PMI into the escrows.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Lender to provide fully executed initial CD
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Lender initial dated 1003 is missing form the loan docs. Lender to provide it	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure.
REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001053	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Credit Report - Borrower has less than 2 FICO scores [2] General - Missing Document: Source of Funds/Deposit not provided	Credit report does not reflect at least 2 scores. Missing the withdrawal of the EMD from the account.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $145.00 plus 10% or $159.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $590.00 exceeds tolerance of $515.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No creditor application date provided.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer REVIEWER - CURED COMMENT (2021-03-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-03-02): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001054	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 was not provided to support actual application date	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXXX	100001055	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Credit Report does not provide the most recent 12 month History for XXXXXX being paid off. VOM is required.	REVIEWER - WAIVED COMMENT (2021-03-02): Comp factors added	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $533.00 exceeds tolerance of $476.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The Seller Restated Originator Loan Designation to NonQM Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The file is missing the Initial 1003 signed by the borrower and no date provided.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer REVIEWER - CURED COMMENT (2021-03-16): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $2500.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001056	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXXXXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXXXXXXX // Account Type: Savings / Account Number: XXXX [2] Application / Processing - Flood Certificate Error: Certificate Number was not provided.	Flood Certificate/Order Number was not provided on Flood Certification.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	State Compliance - New York Late Charge Percent Testing: Note late fee of 5% exceeds the maximum 2% allowable for New York state.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001057	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
												[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing: Employer Letter, Paystub, Bank Statement within 10 days before note date or prior to disbursement date.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2018 Note Date: 06/XX/2020		REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: 06/XX/2020; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001058	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $155.00 exceeds tolerance of $126.00 plus 10% or $138.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $720.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial 1003 with all applicable signatures.
Federal Compliance - Missing Initial Loan Application Test: Missing initial application with all applicable signatures confirming actual application date.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Due to missing initial application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to missing initial application.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Missing valid COC and cure or remedy information.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Missing valid COC and cure or remedy information.	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer REVIEWER - CURED COMMENT (2021-02-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2021-02-25): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001059	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2020 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Missing Initial Loan Application Test: Initial Creditor's 1003 Loan Application, not provided Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial Creditor's 1003 Loan Application, not provided Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Creditor's 1003 Loan Application, not provided Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial Creditor's 1003 Loan Application, not provided	SELLER - GENERAL COMMENT (2021-03-14): Per Seller unable to procure. REVIEWER - GENERAL COMMENT (2021-03-16): Regraded to EV2-B based on the final 1003 reflecting the required NMLS information to inform the consumer	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		-	B	B	B	B	B
XXXXXX	100001060	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met	Missing Evidence of MI as required per AUS.	REVIEWER - WAIVED COMMENT (2021-03-05): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,552.44 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,366.76 on Final Closing Disclosure provided on 09/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/??/??/2019)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 09/XX/2019 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The system is counting the PMI into the escrows.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The system is counting the PMI into the escrows.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: Escrow payment does not include the MI required.
Federal Compliance - TRID Interim Closing Disclosure Timing: Closing disclosure was provided to the borrower, not within the 3 day period.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure was provided.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: QM Testing due to not meeting the AUS requirements of Evidence of MI.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

																								Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001061	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Income Documentation - Income documentation requirements not met. [3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXXXXXXXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: 01/XX/2013	Missing a quarterly P&L and Balance Sheet for the Borrowers employment. There was not a quarterly P&L and Balance Sheet in the file.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of $20.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75219)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75178)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $187.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There was a Title - Endorsement Fee for $75.00 collected at closing that was not initially disclosed to the borrower. There was no change of circumstance and no cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There was a Title - Notice of Settlement Fee  for $20.00 collected at closing that was not initially disclosed to the borrower. There was no change of circumstance and no cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There was a Title - Abstract/Title Search Fee  for $200.00 collected at closing that was not initially disclosed to the borrower. There was no change of circumstance and no cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There was a Loan Discount Points Fee for $187.50 that was not initially disclosed to the borrower. There was no change of circumstance and no cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The Seller Restated Originator Loan Designation to Non QM	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																								The representative FICO score is above 680.		TRID SOL Expired	C	C	C	C	C
XXXXXX	100001062	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date 08/XX/2018, Transaction Date: 08/XX/2018	The hazard insurance policy effective date is after the transaction date	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.88990% or Final Disclosure APR of 6.88900% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Temporary HPQM (GSE/Agency Eligible)	REVIEWER - GENERAL COMMENT (2021-03-15): Exception Detail Updated from: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.88990% or Final Disclosure APR of 6.88900% is in excess of allowable threshold of APOR 4.55% + 1.5%, or 6.05000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The qualifying DTI on the loan is less than or equal to 35%.		FHPML - Compliant	B	B	B	B	B
XXXXXX	100001063	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $113.50 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Transfer taxes listed on the loan estimate, and state stamps listed on the final CD.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001064	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXXX HOA Verification, Other	Documentation verifying HOA dues and that property is owned free and clear was not provided for Address: XXXXXX	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/??/??/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 7,425.00 on Final Closing Disclosure provided on 05/XX/2019 not accurate. (Final/??/??/2019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Examination Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7583)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXXXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance variaton appears to be due to the Annual percentage rate disclosed on the Final CD as 4.68 where as the acutal rate is 4.125
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The Final CD disclosed Non-Escrowed Property Costs over Year 1 as $7,425; however, per documentation provided, this should be $8041 (HOA dues $600/mo; HO-6 policy $841/yr).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Examination Fee ("Title Review Fee") was not initially disclosed.  A valid change of circumstance was not provided for this fee.  No cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - QM / ATR: The Seller Restated Originator Loan Designation to Safe Harbor QM
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Documentation confirming duration was not provided
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Documentation confirming duration was not provided	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001065	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	2	[2] Miscellaneous - Credit Exception:	The Condo Questionnaire was not provided.	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $102.00 plus 10% or $112.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Unable to locate a Change of Circumstance or accurate cure to the borrower for the increase of the Recording frees from $102.00 to $116.00.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B
XXXXXX	100001066	XXXXXX	XXXXX XXXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXXX Statement [2] Income Documentation - REO Documents are missing.: Address: XXXXXX Insurance Verification, Statement	The borrower's insurance verification was not provided for their primary residence at Address: XXXXXX	REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months. REVIEWER - WAIVED COMMENT (2021-03-04): Client stated to waive EV3 credit exception with compensating factors on loans seasoned less than 24 months.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,116.80 on Final Closing Disclosure provided on 07/XX/2019 not accurate. (Final/??/??/2019)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: Due to the property tax amount used at origination. The DU reflects $19.36 monthly vs the tax certification, $126.53 monthly.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																								The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B